UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03090
MFS SERIES TRUST VII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Equity Research Fund
Class A-EEMPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.25%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class A shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.44%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	3.44%	(4.94)%
A with initial sales charge (5.75%)	(2.51)%	(6.56)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMA-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Emerging Markets
Equity Research Fund
Class C-EEMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$203	2.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class C shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 2.71%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	2.71%	(5.65)%
C with CDSC (1% for 12 months)×	1.71%	(5.65)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMC-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Emerging Markets
Equity Research Fund
Class I-EEMIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$102	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class I shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.82%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	3.82%	(4.70)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMI-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Emerging Markets
Equity Research Fund
Class R1-EEMDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$203	2.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R1 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 2.73%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	2.73%	(5.64)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR1-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Emerging Markets
Equity Research Fund
Class R2-EEMEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$152	1.50%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R2 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.19%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	3.19%	(5.18)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR2-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Emerging Markets
Equity Research Fund
Class R3-EEMFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$127	1.25%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R3 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.57%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	3.57%	(4.93)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR3-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Emerging Markets
Equity Research Fund
Class R4-EEMGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$102	1.00%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R4 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.69%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	3.69%	(4.70)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR4-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Emerging Markets
Equity Research Fund
Class R6-EEMHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$101	0.99%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R6 shares of the MFS Emerging Markets Equity Research Fund (fund) provided a total return of 3.83%, at net asset value. This compares with a return of 6.27% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Stock selection within the information technology sector was a primary contributor to relative performance.
    The combination of security selection and an underweight position in the materials sector also strengthened relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the financials sector was a primary detractor from relative performance.
    Security selection and an overweight position in the consumer staples sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	3.83%	(4.66)%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	6.27%	(4.59)%
*	For the period from the commencement of the class's investment operations, February 23, 2021 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	3,100,114	Total Management Fee ($)#:	26,016
Total Number of Holdings:	67	Portfolio Turnover Rate (%):	33
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	97.9%
Money Market Funds	2.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Samsung Electronics Co. Ltd.	7.1%
Tencent Holdings Ltd.	4.8%
Reliance Industries Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
PT Bank Negara Indonesia (Persero) Tbk	2.1%
Techtronic Industries Co. Ltd.	2.1%
KB Financial Group, Inc.	2.0%
Hellenic Telecommunications Organization S.A.	1.9%
BYD Co. Ltd.	1.9%
Issuer country weightings
China	20.1%
India	18.5%
Taiwan	14.7%
South Korea	11.5%
Brazil	6.5%
Hong Kong	3.8%
Mexico	3.8%
Indonesia	3.5%
Greece	3.0%
Other Countries	14.6%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since August 1, 2023. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
The fund was reclassified from a non-diversified fund to a diversified fund under the Investment Company Act of 1940, as amended, by operation of law. Please see the fund's prospectus for details.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EEMR6-ANN
Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

MFS® Equity Income Fund
Class A-EQNAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$95	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class A shares of the MFS Equity Income Fund (fund) provided a total return of 18.28%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	18.28%	12.83%	9.87%
A with initial sales charge (5.75%)	11.48%	11.50%	9.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIA-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Equity Income Fund
Class B-EQNBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$176	1.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class B shares of the MFS Equity Income Fund (fund) provided a total return of 17.37%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	17.37%	11.98%	9.06%
B with CDSC (declining over six years from 4% to 0%)×	13.37%	11.72%	9.06%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIB-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Equity Income Fund
Class C-EQNCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$176	1.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class C shares of the MFS Equity Income Fund (fund) provided a total return of 17.36%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	17.36%	11.99%	9.05%
C with CDSC (1% for 12 months)×	16.36%	11.99%	9.05%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Equity Income Fund
Class I-EQNIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$68	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class I shares of the MFS Equity Income Fund (fund) provided a total return of 18.50%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	18.50%	13.10%	10.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQII-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Equity Income Fund
Class R1-EQNRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$176	1.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R1 shares of the MFS Equity Income Fund (fund) provided a total return of 17.35%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	17.35%	11.98%	9.05%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR1-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Equity Income Fund
Class R2-EQNSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$122	1.12%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R2 shares of the MFS Equity Income Fund (fund) provided a total return of 17.90%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	17.90%	12.53%	9.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR2-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Equity Income Fund
Class R3-EQNTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$95	0.87%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R3 shares of the MFS Equity Income Fund (fund) provided a total return of 18.23%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	18.23%	12.82%	9.86%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR3-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Equity Income Fund
Class R4-EQNUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$68	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R4 shares of the MFS Equity Income Fund (fund) provided a total return of 18.55%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	18.55%	13.10%	10.14%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR4-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Equity Income Fund
Class R6-EQNVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	0.55%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R6 shares of the MFS Equity Income Fund (fund) provided a total return of 18.63%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the financials sector was a primary contributor to relative performance.
    An underweight position in the consumer discretionary sector and favorable stock selection within the energy, utilities, and health care sectors also strengthened relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    The combination of an underweight position and weak stock selection within the information technology sector detracted from relative performance.
    Security selection within the industrials, communication services, and materials sectors also held back relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	18.63%	13.19%	10.26%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	15.00%	13.15%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	577,275,514	Total Management Fee ($)#:	2,307,289
Total Number of Holdings:	87	Portfolio Turnover Rate (%):	45
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Financials	22.4%
Information Technology	16.7%
Health Care	15.3%
Industrials	10.7%
Consumer Staples	6.6%
Consumer Discretionary	5.7%
Energy	5.7%
Communication Services	5.1%
Real Estate	4.6%
Utilities	3.6%
Materials	2.3%
Top ten holdings
Microsoft Corp.	4.5%
JPMorgan Chase & Co.	3.5%
Apple, Inc.	3.4%
Alphabet, Inc., "A"	2.5%
Cigna Group	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.4%
Wells Fargo & Co.	2.4%
Home Depot, Inc.	2.3%
McKesson Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EQIR6-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Intrinsic Value Fund
Class A-UIVVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$96	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class A shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.20%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	16.20%	8.18%
A with initial sales charge (5.75%)	9.52%	5.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVA-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Intrinsic Value Fund
Class C-UIVCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$177	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class C shares of the MFS Intrinsic Value Fund (fund) provided a total return of 15.38%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	15.38%	7.38%
C with CDSC (1% for 12 months)×	14.38%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVC-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Intrinsic Value Fund
Class I-UIVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$69	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class I shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.56%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	16.56%	8.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVI-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Intrinsic Value Fund
Class R1-UIVMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$177	1.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R1 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 15.38%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	15.38%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR1-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Intrinsic Value Fund
Class R2-UIVNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$123	1.14%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R2 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 15.87%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	15.87%	7.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR2-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Intrinsic Value Fund
Class R3-UIVPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$96	0.89%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R3 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.22%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	16.22%	8.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR3-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Intrinsic Value Fund
Class R4-UIVQX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$69	0.64%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R4 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.45%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	16.45%	8.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR4-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

MFS® Intrinsic Value Fund
Class R6-UIVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$67	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R6 shares of the MFS Intrinsic Value Fund (fund) provided a total return of 16.57%, at net asset value. This compares with a return of 22.15% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    An underweight position in the consumer discretionary sector was a primary contributor to relative performance.
    Security selection within the consumer staples sector also helped relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within both the information technology and financials sectors detracted from relative performance.
    A combination of the fund's underweight position and stock selection within the communication services sector further weakened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	16.57%	8.49%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	22.15%	10.52%
*	For the period from the commencement of the class's investment operations, February 8, 2022 through July 31, 2024.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	5,137,946	Total Management Fee ($)#:	26,312
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	16
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Equities	96.3%
Money Market Funds	3.7%
GICS equity sectors
Information Technology	26.8%
Financials	19.4%
Industrials	16.6%
Materials	9.4%
Health Care	7.9%
Consumer Staples	6.2%
Consumer Discretionary	4.4%
Energy	2.7%
Communication Services	1.9%
Real Estate	1.0%
Top ten holdings
Microsoft Corp.	6.3%
Amazon.com, Inc.	3.5%
Colgate-Palmolive Co.	2.8%
Cadence Design Systems, Inc.	2.7%
Mastercard, Inc., "A"	2.7%
Analog Devices, Inc.	2.3%
Charles Schwab Corp.	2.1%
Agilent Technologies, Inc.	2.0%
Vulcan Materials Co.	2.0%
Synopsys, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
UIVR6-ANN
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.
"Standard & Poor's®" and "S&P®" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by MFS. The S&P 500® is a product of S&P Dow Jones Indices LLC, and has been licensed for use by MFS. MFS's product(s) is not sponsored, endorsed, sold, or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in such product(s).

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to the series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended July 31, 2024 and 2023, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Emerging Markets Equity Research	51,800	39,050
Fund

MFS Equity Income Fund	49,990	48,235
MFS Intrinsic Value Fund	50,800	38,300
Total	152,590	125,585

For the fiscal years ended July 31, 2024 and 2023, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Emerging Markets	0	0	660	636	0	0
Equity Research Fund

To MFS Equity Income Fund	0	0	660	636	0	0
To MFS Intrinsic Value	0	0	660	636	0	0
Fund

Total fees billed by E&Y		0
To above Funds	0		1,980	1,908	0	0

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Emerging	0	0	0	0	3,600	3,600
Markets Equity Research

Fund*
To MFS and MFS Related
Entities of MFS Equity Income	0	0	0	0	3,600	3,600
Fund*
To MFS and MFS Related
Entities of MFS Intrinsic	0	0	0	0	3,600	3,600
Value Fund*

Fees billed by E&Y:				Aggregate fees for non-audit services:
				2024		2023
To MFS Emerging Markets Equity Research Fund,				230,200		228,986
MFS and MFS Related Entities#
To MFS Equity Income Fund, MFS and MFS Related				230,200		228,986
Entities#

To MFS Intrinsic Value Fund, MFS and MFS Related				230,200		228,986
Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Equity Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Research Fund
Portfolio of Investments − 7/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Airlines – 1.0%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,009	$ 30,425
Alcoholic Beverages – 2.9%
Ambev S.A.	9,700	$ 19,859
China Resources Beer Holdings Co. Ltd.	10,000	31,318
Kweichow Moutai Co. Ltd.	200	39,268
		$90,445
Automotive – 4.6%
BYD Co. Ltd.	2,000	$ 59,017
Mahindra & Mahindra Ltd.	2,439	84,945
		$143,962
Brokerage & Asset Managers – 1.1%
B3 S.A. - Brasil Bolsa Balcao	17,300	$ 33,186
Moscow Exchange MICEX-RTS PJSC (a)(u)	15,769	0
		$33,186
Business Services – 2.9%
Infosys Ltd.	2,015	$ 44,873
Tata Consultancy Services Ltd.	871	45,741
		$90,614
Chemicals – 1.7%
UPL Ltd.	7,489	$ 51,416
Computer Software - Systems – 8.5%
EPAM Systems, Inc. (a)	102	$ 21,944
Globant S.A. (a)	96	18,692
Samsung Electronics Co. Ltd.	3,624	222,819
		$263,455
Construction – 4.5%
Anhui Conch Cement Co. Ltd.	13,000	$ 31,748
Midea Group Co. Ltd., “A”	4,800	42,273
Techtronic Industries Co. Ltd.	5,000	64,679
		$138,700
Consumer Products – 0.9%
Amorepacific Corp.	207	$ 27,319
Consumer Services – 1.2%
Localiza Rent a Car S.A.	4,840	$ 37,506
EEMFS-ANN
1

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 13.3%
ASE Technology Holding Co. Ltd.	8,000	$ 37,599
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	373,674
		$411,273
Energy - Independent – 3.9%
Reliance Industries Ltd.	3,324	$ 120,123
Energy - Integrated – 2.1%
Galp Energia SGPS S.A., “B”	1,716	$ 36,131
LUKOIL PJSC (a)(u)	471	0
Petroleo Brasileiro S.A., ADR	1,594	22,746
Petroleo Brasileiro S.A., ADR	472	6,212
		$65,089
Engineering - Construction – 0.6%
Doosan Bobcat, Inc.	613	$ 18,344
Food & Beverages – 2.3%
Gruma S.A.B. de C.V.	2,483	$ 46,421
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	7,500	26,038
		$72,459
Food & Drug Stores – 0.8%
Jeronimo Martins, SGPS S.A.	1,402	$ 24,505
Forest & Paper Products – 0.9%
Suzano S.A.	2,800	$ 26,663
Gaming & Lodging – 0.4%
Sands China Ltd. (a)	7,600	$ 14,157
Insurance – 3.5%
AIA Group Ltd.	6,000	$ 39,989
Ping An Insurance Co. of China Ltd., “H”	8,000	34,644
Samsung Fire & Marine Insurance Co. Ltd.	125	33,821
		$108,454
Leisure & Toys – 5.8%
NetEase, Inc., ADR	314	$ 28,923
Tencent Holdings Ltd.	3,300	152,366
		$181,289
Machinery & Tools – 1.6%
Delta Electronics, Inc.	4,000	$ 51,158
Major Banks – 5.0%
Banco Bradesco S.A., ADR	10,588	$ 23,505
Bandhan Bank Ltd.	18,081	47,094
Erste Group Bank AG	969	50,422
National Bank of Greece S.A.	3,923	34,432
		$155,453
2

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.7%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	600	$ 21,263
Metals & Mining – 3.8%
Industries Qatar Q.S.C.	12,080	$ 43,430
PT United Tractors Tbk	28,000	44,428
Vale S.A., ADR	2,767	30,022
		$117,880
Natural Gas - Distribution – 1.8%
China Resources Gas Group Ltd.	16,200	$ 55,063
Other Banks & Diversified Financials – 13.8%
China Merchants Bank Co. Ltd.	9,000	$ 37,223
Credicorp Ltd.	201	34,299
Emirates NBD Bank PJSC	8,327	43,302
HDFC Bank Ltd.	2,973	57,252
IndusInd Bank Ltd.	2,250	38,489
Kasikornbank PLC	9,600	35,551
KB Financial Group, Inc.	971	61,792
Kotak Mahindra Bank Ltd.	2,554	55,388
PT Bank Negara Indonesia (Persero) Tbk	215,700	66,312
Sberbank of Russia PJSC (a)(u)	11,152	0
		$429,608
Precious Metals & Minerals – 1.2%
Gold Fields Ltd., ADR	2,093	$ 35,916
Restaurants – 0.9%
Yum China Holdings, Inc.	884	$ 26,732
Specialty Stores – 2.9%
PDD Holdings, Inc., ADR (a)	367	$ 47,302
Walmart de Mexico S.A.B. de C.V.	12,535	41,687
		$88,989
Telecommunications - Wireless – 1.6%
Advanced Info Service Public Co. Ltd.	7,800	$ 50,986
Telephone Services – 1.9%
Hellenic Telecommunications Organization S.A.	3,668	$ 60,220
Tobacco – 1.3%
ITC Ltd.	6,581	$ 39,024
Utilities - Water – 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo	300	$ 4,680
Total Common Stocks (Identified Cost, $3,057,349)		$3,086,356

3

MFS Emerging Markets Equity Research Fund
Portfolio of Investments – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Rights – 0.0%
Consumer Services – 0.0%
Localiza Rent a Car S.A. (1 share for 1 right, Expiration 8/29/2024) (a) (Identified Cost, $0)	BRL 33.48	8/06/24	47	$ 97
Issuer
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $66,953)	66,952	$ 66,958
Other Assets, Less Liabilities – (1.7)%		(53,297)
Net Assets – 100.0%		$3,100,114
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $66,958 and $3,086,453, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
See Notes to Financial Statements
4

MFS Emerging Markets Equity Research Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $3,057,349)	$3,086,453
Investments in affiliated issuers, at value (identified cost, $66,953)	66,958
Foreign currency, at value (identified cost, $19,337)	19,337
Receivables for
Investments sold	7,778
Dividends	9,346
Receivable from investment adviser	29,678
Other assets	33
Total assets	$3,219,583
Liabilities
Payables for
Investments purchased	$21,738
Payable to affiliates
Administrative services fee	97
Shareholder servicing costs	174
Distribution and service fees	11
Payable for independent Trustees' compensation	15
Deferred foreign capital gains tax expense payable	11,209
Payable for audit and tax fees	71,678
Accrued expenses and other liabilities	14,547
Total liabilities	$119,469
Net assets	$3,100,114
Net assets consist of
Paid-in capital	$3,641,968
Total distributable earnings (loss)	(541,854)
Net assets	$3,100,114
Shares of beneficial interest outstanding	384,648
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$183,523	22,792	$8.05
Class C	52,888	6,627	7.98
Class I	128,113	15,901	8.06
Class R1	59,865	7,513	7.97
Class R2	57,688	7,181	8.03
Class R3	58,128	7,224	8.05
Class R4	58,570	7,265	8.06
Class R6	2,501,339	310,145	8.07
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.54 [100 / 94.25 x $8.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Emerging Markets Equity Research Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/24 Net investment income (loss)
Income
Dividends	$85,108
Non-cash dividends	8,115
Dividends from affiliated issuers	3,711
Other	276
Foreign taxes withheld	(9,900)
Total investment income	$87,310
Expenses
Management fee	$26,375
Distribution and service fees	1,854
Shareholder servicing costs	1,847
Administrative services fee	17,500
Independent Trustees' compensation	3,005
Custodian fee	41,020
Shareholder communications	9,460
Audit and tax fees	77,258
Legal fees	18
Registration fees	120,305
Miscellaneous	32,352
Total expenses	$330,994
Fees paid indirectly	(26)
Reduction of expenses by investment adviser	(301,529)
Net expenses	$29,439
Net investment income (loss)	$57,871
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,370 foreign capital gains tax)	$(197,382)
Affiliated issuers	(31)
Foreign currency	(886)
Net realized gain (loss)	$(198,299)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $8,196 increase in deferred foreign capital gains tax)	$254,225
Affiliated issuers	5
Translation of assets and liabilities in foreign currencies	(28)
Net unrealized gain (loss)	$254,202
Net realized and unrealized gain (loss)	$55,903
Change in net assets from operations	$113,774
See Notes to Financial Statements
6

MFS Emerging Markets Equity Research Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/24	7/31/23
Change in net assets
From operations
Net investment income (loss)	$57,871	$69,123
Net realized gain (loss)	(198,299)	(276,697)
Net unrealized gain (loss)	254,202	483,035
Change in net assets from operations	$113,774	$275,461
Total distributions to shareholders	$(78,500)	$(28,099)
Change in net assets from fund share transactions	$226,622	$134,711
Total change in net assets	$261,896	$382,073
Net assets
At beginning of period	2,838,218	2,456,145
At end of period	$3,100,114	$2,838,218
See Notes to Financial Statements
7

MFS Emerging Markets Equity Research Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.00	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	0.11	0.57	(1.93)	(0.82)
Total from investment operations	$0.26	$0.75	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$8.05	$8.00	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	3.44	10.29	(20.10)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.99	11.53	9.91	9.75(a)
Expenses after expense reductions (f)	1.25	1.25	1.25	1.25(a)
Net investment income (loss)	1.93	2.48	0.95	0.97(a)
Portfolio turnover rate	33	59	39	17(n)
Net assets at end of period (000 omitted)	$184	$158	$135	$166
Class C	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	0.12	0.56	(1.92)	(0.82)
Total from investment operations	$0.20	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.02)	$—	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.14)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$7.98	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	2.71	9.41	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.92	12.22	10.69	10.51(a)
Expenses after expense reductions (f)	2.00	2.00	2.00	2.00(a)
Net investment income (loss)	1.12	1.72	0.22	0.20(a)
Portfolio turnover rate	33	59	39	17(n)
Net assets at end of period (000 omitted)	$53	$52	$43	$47

See Notes to Financial Statements
8

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class I	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.00	$7.32	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	0.11	0.56	(1.94)	(0.82)
Total from investment operations	$0.28	$0.76	$(1.84)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$8.06	$8.00	$7.32	$9.23
Total return (%) (r)(s)(t)(x)	3.82	10.58	(20.02)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.59	11.11	9.83	9.51(a)
Expenses after expense reductions (f)	1.00	1.00	1.00	1.00(a)
Net investment income (loss)	2.21	2.71	1.22	1.20(a)
Portfolio turnover rate	33	59	39	17(n)
Net assets at end of period (000 omitted)	$128	$101	$48	$47
Class R1	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	0.12	0.56	(1.92)	(0.82)
Total from investment operations	$0.20	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.02)	$—	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.15)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$7.97	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	2.73	9.43	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.89	12.32	10.66	10.51(a)
Expenses after expense reductions (f)	2.00	2.00	2.00	2.00(a)
Net investment income (loss)	1.13	1.70	0.19	0.21(a)
Portfolio turnover rate	33	59	39	17(n)
Net assets at end of period (000 omitted)	$60	$55	$36	$46

See Notes to Financial Statements
9

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R2	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.98	$7.31	$9.21	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.16	$0.06	$0.03
Net realized and unrealized gain (loss)	0.12	0.56	(1.93)	(0.82)
Total from investment operations	$0.24	$0.72	$(1.87)	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.05)	$(0.00)(w)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.19)	$(0.05)	$(0.03)	$—
Net asset value, end of period (x)	$8.03	$7.98	$7.31	$9.21
Total return (%) (r)(s)(t)(x)	3.19	9.98	(20.31)	(7.90)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.38	11.82	10.16	10.01(a)
Expenses after expense reductions (f)	1.50	1.50	1.50	1.50(a)
Net investment income (loss)	1.63	2.20	0.69	0.70(a)
Portfolio turnover rate	33	59	39	17(n)
Net assets at end of period (000 omitted)	$58	$56	$37	$46
Class R3	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.99	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	0.13	0.56	(1.93)	(0.82)
Total from investment operations	$0.27	$0.74	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$8.05	$7.99	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	3.57	10.20	(20.11)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.13	11.57	9.91	9.76(a)
Expenses after expense reductions (f)	1.25	1.25	1.25	1.25(a)
Net investment income (loss)	1.88	2.45	0.94	0.95(a)
Portfolio turnover rate	33	59	39	17(n)
Net assets at end of period (000 omitted)	$58	$56	$37	$46

See Notes to Financial Statements
10

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R4	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	0.11	0.56	(1.93)	(0.82)
Total from investment operations	$0.27	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$8.06	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	3.69	10.57	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.88	11.32	9.66	9.51(a)
Expenses after expense reductions (f)	1.00	1.00	1.00	1.00(a)
Net investment income (loss)	2.13	2.71	1.19	1.19(a)
Portfolio turnover rate	33	59	39	17(n)
Net assets at end of period (000 omitted)	$59	$56	$37	$46
Class R6	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	0.12	0.56	(1.93)	(0.82)
Total from investment operations	$0.28	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$8.07	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	3.83	10.58	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.87	11.32	9.57	9.50(a)
Expenses after expense reductions (f)	0.99	0.99	0.99	0.99(a)
Net investment income (loss)	2.15	2.73	1.19	1.20(a)
Portfolio turnover rate	33	59	39	17(n)
Net assets at end of period (000 omitted)	$2,501	$2,303	$2,083	$1,615

See Notes to Financial Statements
11

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Emerging Markets Equity Research Fund (the fund) is a diversified series of MFS Series Trust VII (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after
13

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$160,743	$472,435	$—	$633,178
India	47,094	537,251	—	584,345
Taiwan	—	462,431	—	462,431
South Korea	79,484	284,611	—	364,095
Brazil	204,476	—	—	204,476
Hong Kong	—	118,825	—	118,825
Mexico	118,533	—	—	118,533
Indonesia	44,428	66,312	—	110,740
Greece	94,652	—	—	94,652
Other Countries	395,178	—	0	395,178
Mutual Funds	66,958	—	—	66,958
Total	$1,211,546	$1,941,865	$0	$3,153,411
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/23	$0
Realized gain (loss)	(11,505)
Change in unrealized appreciation or depreciation	17,484
Sales	(5,979)
Balance as of 7/31/24	$0
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2024 is $0. At July 31, 2024, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
14

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended July 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/24	Year ended 7/31/23
Ordinary income (including any short-term capital gains)	$78,500	$28,099
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/24
Cost of investments	$3,256,001
Gross appreciation	292,232
Gross depreciation	(394,822)
Net unrealized appreciation (depreciation)	$(102,590)
Undistributed ordinary income	43,117
Capital loss carryforwards	(481,276)
Other temporary differences	(1,105)
Total distributable earnings (loss)	$(541,854)
15

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
As of July 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(78,319)
Long-Term	(402,957)
Total	$(481,276)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/24	Year ended 7/31/23
Class A	$4,104	$1,218
Class C	939	159
Class I	2,800	582
Class R1	1,109	155
Class R2	1,307	369
Class R3	1,443	477
Class R4	1,579	587
Class R6	65,219	24,552
Total	$78,500	$28,099
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.95%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion and up to $5 billion	0.85%
In excess of $5 billion	0.825%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2025. For the year ended July 31, 2024, this management fee reduction amounted to $359, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the year ended July 31, 2024 was equivalent to an annual effective rate of 0.94% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2025. For the year ended July 31, 2024, this reduction amounted to $301,170, which is included in the reduction of total expenses in the Statement of Operations.
16

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13 for the year ended July 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 405
Class C	0.75%	0.25%	1.00%	1.00%	494
Class R1	0.75%	0.25%	1.00%	1.00%	552
Class R2	0.25%	0.25%	0.50%	0.50%	268
Class R3	—	0.25%	0.25%	0.25%	135
Total Distribution and Service Fees					$1,854
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended July 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the year ended July 31, 2024.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2024, the fee was $468, which equated to 0.0169% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,379.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2024 was equivalent to an annual effective rate of 0.6301% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS purchased the following shares:
17

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
Share Class	Shares	Amount
Class C	1,111	$8,000
Class I	413	3,000
Class R1	1,944	14,000
Class R2	1,931	14,000
Class R3	1,929	14,000
Class R4	1,926	14,000
At July 31, 2024, MFS held approximately 69%, 95%, 95%, and 96% of the outstanding shares of Class A, Class C, Class R1, and Class R6, respectively, and 100% of the outstanding shares of Class R2, Class R3, and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended July 31, 2024, this reimbursement amounted to $276, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended July 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,154,132 and $903,587, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,530	$18,765	1,144	$8,252
Class C	198	1,486	2,363	16,905
Class I	3,148	22,932	6,073	46,612
Class R1	382	2,808	1,944	14,000
Class R2	—	—	1,931	14,000
Class R3	—	—	1,929	14,000
Class R4	—	—	1,926	14,000
Class R6	16,766	129,083	67,104	487,932
	23,024	$175,074	84,414	$615,701
Shares issued to shareholders in reinvestment of distributions
Class A	558	$4,104	171	$1,218
Class C	128	939	22	159
Class I	382	2,800	82	582
Class R1	152	1,109	22	155
Class R2	178	1,307	52	369
Class R3	197	1,443	67	477
Class R4	215	1,579	82	587
Class R6	8,873	65,219	3,448	24,552
	10,683	$78,500	3,946	$28,099
Shares reacquired
Class A	(95)	$(695)	(21)	$(148)
Class C	(244)	(1,790)	(1,807)	(13,594)
Class I	(282)	(2,115)	—	—
Class R1	(6)	(43)	—	—
Class R6	(2,997)	(22,309)	(67,172)	(495,347)
	(3,624)	$(26,952)	(69,000)	$(509,089)
18

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements  - continued
	Year ended 7/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	2,993	$22,174	1,294	$9,322
Class C	82	635	578	3,470
Class I	3,248	23,617	6,155	47,194
Class R1	528	3,874	1,966	14,155
Class R2	178	1,307	1,983	14,369
Class R3	197	1,443	1,996	14,477
Class R4	215	1,579	2,008	14,587
Class R6	22,642	171,993	3,380	17,137
	30,083	$226,622	19,360	$134,711
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2024, the fund’s commitment fee and interest expense were $15 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$121,368	$924,752	$979,136	$(31)	$5	$66,958
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,711	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
19

MFS Emerging Markets Equity Research Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Emerging Markets Equity Research Fund and the Board of Trustees of MFS Series Trust VII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Research Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from February 23, 2021 (commencement of operations) through July 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from February 23, 2021 (commencement of operations) through July 31, 2021, in conformity with U.S generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 13, 2024
20

MFS Emerging Markets Equity Research Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
Income derived from foreign sources was $92,287. The fund intends to pass through foreign tax credits of $10,744 for the fiscal year.
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Research Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
22

MFS Emerging Markets Equity Research Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Equity Research Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients,  (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2023. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on February 23, 2021, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
23

MFS Emerging Markets Equity Research Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, and $5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
24

MFS Intrinsic Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Intrinsic Value Fund
Portfolio of Investments − 7/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 1.0%
Honeywell International, Inc.	241	$ 49,345
Alcoholic Beverages – 0.9%
Diageo PLC	857	$ 26,651
Pernod Ricard S.A.	148	19,861
		$46,512
Apparel Manufacturers – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	33	$ 23,322
NIKE, Inc., “B”	291	21,784
		$45,106
Biotechnology – 0.3%
Illumina, Inc. (a)	140	$ 17,164
Brokerage & Asset Managers – 3.6%
Charles Schwab Corp.	1,656	$ 107,954
CME Group, Inc.	394	76,322
		$184,276
Business Services – 5.6%
Accenture PLC, “A”	238	$ 78,688
Equifax, Inc.	128	35,759
Ferguson PLC	286	63,678
Morningstar, Inc.	120	38,118
TransUnion	408	36,826
Verisk Analytics, Inc., “A”	133	34,813
		$287,882
Computer Software – 15.0%
ANSYS, Inc. (a)	66	$ 20,700
Autodesk, Inc. (a)	198	49,009
Cadence Design Systems, Inc. (a)	520	139,183
LiveRamp Holdings, Inc. (a)	223	6,753
Microsoft Corp.	786	328,823
PTC, Inc. (a)	178	31,657
Salesforce, Inc.	368	95,238
Synopsys, Inc. (a)	180	100,498
		$771,861
Computer Software - Systems – 1.9%
Capgemini	294	$ 58,418
Workday, Inc. (a)	166	37,702
		$96,120
UIVFS-ANN
1

MFS Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 8.5%
Allegion PLC	273	$ 37,349
CRH PLC	639	54,762
Martin Marietta Materials, Inc.	147	87,223
Otis Worldwide Corp.	518	48,951
Sherwin-Williams Co.	88	30,870
Simpson Manufacturing Co., Inc.	131	25,164
Vulcan Materials Co.	369	101,294
Watsco, Inc.	104	50,907
		$436,520
Consumer Products – 3.9%
Colgate-Palmolive Co.	1,480	$ 146,801
Kenvue, Inc.	2,888	53,399
		$200,200
Electrical Equipment – 3.7%
Hubbell, Inc.	100	$ 39,565
Johnson Controls International PLC	891	63,742
Rockwell Automation, Inc.	215	59,910
TE Connectivity Ltd.	163	25,156
		$188,373
Electronics – 8.1%
Analog Devices, Inc.	510	$ 118,004
Applied Materials, Inc.	235	49,867
KLA Corp.	91	74,899
Lam Research Corp.	59	54,353
Micron Technology, Inc.	426	46,783
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	433	71,792
		$415,698
Energy - Independent – 1.6%
ConocoPhillips	747	$ 83,066
Energy - Integrated – 1.1%
TotalEnergies SE	853	$ 57,679
Insurance – 5.6%
Aon PLC	263	$ 86,398
Arthur J. Gallagher & Co.	300	85,047
Marsh & McLennan Cos., Inc.	298	66,326
Willis Towers Watson PLC	173	48,834
		$286,605
Internet – 1.0%
Alphabet, Inc., “A”	309	$ 53,006
Leisure & Toys – 0.9%
Electronic Arts, Inc.	192	$ 28,981
Take-Two Interactive Software, Inc. (a)	114	17,160
		$46,141
2

MFS Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 6.3%
Graco, Inc.	260	$ 22,113
IDEX Corp.	117	24,392
Ingersoll Rand, Inc.	390	39,156
MSA Safety Inc.	184	34,712
Regal Rexnord Corp.	130	20,888
Trane Technologies PLC	140	46,799
Wabtec Corp.	286	46,089
Watts Water Technologies, “A”	429	89,026
		$323,175
Major Banks – 2.3%
Bank of America Corp.	2,348	$ 94,648
Resona Holdings, Inc.	3,600	26,119
		$120,767
Medical & Health Technology & Services – 1.1%
ICON PLC (a)	178	$ 58,462
Medical Equipment – 6.5%
Agilent Technologies, Inc.	749	$ 105,909
Bio-Rad Laboratories, Inc., “A” (a)	152	51,431
Bio-Techne Corp.	233	19,010
Bruker BioSciences Corp.	1,086	74,402
Danaher Corp.	199	55,139
Envista Holdings Corp. (a)	1,251	21,354
Maravai Lifesciences Holdings, Inc., “A” (a)	817	7,949
		$335,194
Other Banks & Diversified Financials – 7.3%
AIB Group PLC	5,102	$ 29,265
Mastercard, Inc., “A”	297	137,722
Moody's Corp.	209	95,404
Northern Trust Corp.	456	40,424
S&P Global, Inc.	150	72,710
		$375,525
Precious Metals & Minerals – 2.6%
Franco-Nevada Corp.	418	$ 53,866
Royal Gold, Inc.	316	43,646
Wheaton Precious Metals Corp.	598	35,755
		$133,267
Real Estate – 1.0%
CBRE Group, Inc., “A” (a)	439	$ 49,480
Specialty Chemicals – 1.5%
Corteva, Inc.	873	$ 48,975
RPM International, Inc.	225	27,329
		$76,304
3

MFS Intrinsic Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.9%
Amazon.com, Inc. (a)	967	$ 180,810
Costco Wholesale Corp.	87	71,514
		$252,324
Total Common Stocks (Identified Cost, $4,080,081)		$4,990,052
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $192,511)	192,509	$ 192,529
Other Assets, Less Liabilities – (0.9)%		(44,635)
Net Assets – 100.0%		$5,137,946
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $192,529 and $4,990,052, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Intrinsic Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $4,080,081)	$4,990,052
Investments in affiliated issuers, at value (identified cost, $192,511)	192,529
Receivables for
Dividends	1,733
Receivable from investment adviser	23,948
Other assets	32
Total assets	$5,208,294
Liabilities
Payable to affiliates
Administrative services fee	$97
Shareholder servicing costs	304
Distribution and service fees	38
Payable for audit and tax fees	61,783
Accrued expenses and other liabilities	8,126
Total liabilities	$70,348
Net assets	$5,137,946
Net assets consist of
Paid-in capital	$4,205,375
Total distributable earnings (loss)	932,571
Net assets	$5,137,946
Shares of beneficial interest outstanding	425,297
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,339,056	111,014	$12.06
Class C	249,603	20,922	11.93
Class I	1,131,502	93,526	12.10
Class R1	68,577	5,748	11.93
Class R2	69,410	5,755	12.06
Class R3	69,831	5,780	12.08
Class R4	68,952	5,697	12.10
Class R6	2,141,015	176,855	12.11
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.80 [100 / 94.25 x $12.06]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Intrinsic Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/24 Net investment income (loss)
Income
Dividends	$54,255
Dividends from affiliated issuers	6,954
Foreign taxes withheld	(1,103)
Total investment income	$60,106
Expenses
Management fee	$26,892
Distribution and service fees	5,946
Shareholder servicing costs	2,858
Administrative services fee	17,500
Independent Trustees' compensation	2,993
Custodian fee	6,599
Shareholder communications	8,081
Audit and tax fees	62,652
Legal fees	25
Registration fees	120,951
Miscellaneous	29,332
Total expenses	$283,829
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(249,509)
Net expenses	$34,315
Net investment income (loss)	$25,791
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$83,125
Affiliated issuers	(9)
Foreign currency	27
Net realized gain (loss)	$83,143
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$605,003
Affiliated issuers	18
Translation of assets and liabilities in foreign currencies	(1)
Net unrealized gain (loss)	$605,020
Net realized and unrealized gain (loss)	$688,163
Change in net assets from operations	$713,954
See Notes to Financial Statements
6

MFS Intrinsic Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/24	7/31/23
Change in net assets
From operations
Net investment income (loss)	$25,791	$15,921
Net realized gain (loss)	83,143	(52,408)
Net unrealized gain (loss)	605,020	444,411
Change in net assets from operations	$713,954	$407,924
Total distributions to shareholders	$(21,250)	$(11,550)
Change in net assets from fund share transactions	$655,523	$912,149
Total change in net assets	$1,348,227	$1,308,523
Net assets
At beginning of period	3,789,719	2,481,196
At end of period	$5,137,946	$3,789,719
See Notes to Financial Statements
7

MFS Intrinsic Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.42	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss)	1.63	1.05	(0.65)
Total from investment operations	$1.68	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.03)	$—
Net asset value, end of period (x)	$12.06	$10.42	$9.36
Total return (%) (r)(s)(t)(x)	16.20	11.72	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.28	7.80	7.90(a)
Expenses after expense reductions (f)	0.89	0.89	0.88(a)
Net investment income (loss)	0.43	0.39	0.15(a)
Portfolio turnover rate	16	18	7(n)
Net assets at end of period (000 omitted)	$1,339	$678	$154
Class C	Year ended
	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	1.62	1.05	(0.65)
Total from investment operations	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—
Net asset value, end of period (x)	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.18	7.99	8.46(a)
Expenses after expense reductions (f)	1.64	1.64	1.63(a)
Net investment income (loss)	(0.30)	(0.37)	(0.59)(a)
Portfolio turnover rate	16	18	7(n)
Net assets at end of period (000 omitted)	$250	$161	$56

See Notes to Financial Statements
8

MFS Intrinsic Value Fund
Financial Highlights - continued
Class I	Year ended
	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.44	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	1.64	1.05	(0.65)
Total from investment operations	$1.72	$1.11	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.10	$10.44	$9.37
Total return (%) (r)(s)(t)(x)	16.56	11.93	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.26	7.60	7.34(a)
Expenses after expense reductions (f)	0.64	0.64	0.63(a)
Net investment income (loss)	0.70	0.62	0.37(a)
Portfolio turnover rate	16	18	7(n)
Net assets at end of period (000 omitted)	$1,132	$875	$444
Class R1	Year ended
	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	1.62	1.05	(0.65)
Total from investment operations	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—
Net asset value, end of period (x)	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.29	9.14	8.71(a)
Expenses after expense reductions (f)	1.64	1.64	1.63(a)
Net investment income (loss)	(0.29)	(0.37)	(0.59)(a)
Portfolio turnover rate	16	18	7(n)
Net assets at end of period (000 omitted)	$69	$59	$47

See Notes to Financial Statements
9

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R2	Year ended
	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.42	$9.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$(0.01)
Net realized and unrealized gain (loss)	1.63	1.06	(0.64)
Total from investment operations	$1.65	$1.07	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.00)(w)	$—
Net asset value, end of period (x)	$12.06	$10.42	$9.35
Total return (%) (r)(s)(t)(x)	15.87	11.49	(6.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.78	8.64	8.21(a)
Expenses after expense reductions (f)	1.14	1.14	1.13(a)
Net investment income (loss)	0.20	0.12	(0.11)(a)
Portfolio turnover rate	16	18	7(n)
Net assets at end of period (000 omitted)	$69	$60	$47
Class R3	Year ended
	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.43	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.03	$0.01
Net realized and unrealized gain (loss)	1.64	1.06	(0.65)
Total from investment operations	$1.69	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.02)	$—
Net asset value, end of period (x)	$12.08	$10.43	$9.36
Total return (%) (r)(s)(t)(x)	16.22	11.71	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.53	8.38	7.95(a)
Expenses after expense reductions (f)	0.89	0.89	0.88(a)
Net investment income (loss)	0.45	0.38	0.13(a)
Portfolio turnover rate	16	18	7(n)
Net assets at end of period (000 omitted)	$70	$60	$47

See Notes to Financial Statements
10

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R4	Year ended
	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	1.63	1.06	(0.65)
Total from investment operations	$1.71	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.10	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	16.45	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.28	8.13	7.70(a)
Expenses after expense reductions (f)	0.64	0.64	0.63(a)
Net investment income (loss)	0.71	0.63	0.39(a)
Portfolio turnover rate	16	18	7(n)
Net assets at end of period (000 omitted)	$69	$59	$47
Class R6	Year ended
	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	1.64	1.06	(0.65)
Total from investment operations	$1.72	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.11	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	16.57	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.26	8.12	7.69(a)
Expenses after expense reductions (f)	0.62	0.62	0.62(a)
Net investment income (loss)	0.73	0.64	0.40(a)
Portfolio turnover rate	16	18	7(n)
Net assets at end of period (000 omitted)	$2,141	$1,837	$1,639
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Intrinsic Value Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
12

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,532,562	$—	$—	$4,532,562
France	159,280	—	—	159,280
Canada	89,621	—	—	89,621
United Kingdom	81,413	—	—	81,413
Taiwan	71,792	—	—	71,792
Ireland	29,265	—	—	29,265
Japan	—	26,119	—	26,119
Mutual Funds	192,529	—	—	192,529
Total	$5,156,462	$26,119	$—	$5,182,581
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended July 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open
13

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/24	Year ended 7/31/23
Ordinary income (including any short-term capital gains)	$21,250	$11,550
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/24
Cost of investments	$4,303,078
Gross appreciation	1,027,116
Gross depreciation	(147,613)
Net unrealized appreciation (depreciation)	$879,503
Undistributed ordinary income	13,132
Undistributed long-term capital gain	39,933
Other temporary differences	3
Total distributable earnings (loss)	$932,571
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/24	Year ended 7/31/23
Class A	$3,885	$1,651
Class I	5,577	2,172
Class R2	71	22
Class R3	211	129
Class R4	347	233
Class R6	11,159	7,343
Total	$21,250	$11,550
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
14

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
Up to $1 billion	0.60%
In excess of $1 billion and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion and up to $10 billion	0.42%
In excess of $10 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2025. For the year ended July 31, 2024, this management fee reduction amounted to $580, which is included in the reduction of total expenses in the Statement of Operations.
The management fee incurred for the year ended July 31, 2024 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.62%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2025. For the year ended July 31, 2024, this reduction amounted to $248,929, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $928 for the year ended July 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,652
Class C	0.75%	0.25%	1.00%	1.00%	2,191
Class R1	0.75%	0.25%	1.00%	1.00%	627
Class R2	0.25%	0.25%	0.50%	0.50%	317
Class R3	—	0.25%	0.25%	0.25%	159
Total Distribution and Service Fees					$5,946
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended July 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2024, were as follows:
15

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
Amount
Class A	$—
Class C	20
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2024, the fee was $864, which equated to 0.0193% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,994.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2024 was equivalent to an annual effective rate of 0.3906% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS purchased the following shares:
Share Class	Shares	Amount
Class R1	748	$7,000
Class R2	746	7,000
Class R3	746	7,000
Class R4	638	6,000
At July 31, 2024, MFS held 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6.
(4)  Portfolio Securities
For the year ended July 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $1,301,715 and $682,204, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	55,919	$604,894	50,211	$461,547
Class C	7,824	82,740	9,699	91,459
Class I	12,634	135,701	36,102	340,614
Class R1	—	—	748	7,000
Class R2	—	—	746	7,000
Class R3	—	—	746	7,000
Class R4	—	—	638	6,000
	76,377	$823,335	98,890	$920,620
16

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
	Year ended 7/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	363	$3,885	183	$1,651
Class I	520	5,577	241	2,172
Class R2	6	71	3	22
Class R3	20	211	14	129
Class R4	33	347	26	233
Class R6	1,041	11,159	814	7,343
	1,983	$21,250	1,281	$11,550
Shares reacquired
Class A	(10,344)	$(120,616)	(1,791)	$(17,972)
Class C	(2,435)	(28,499)	(200)	(2,006)
Class I	(3,410)	(39,947)	(5)	(43)
	(16,189)	$(189,062)	(1,996)	$(20,021)
Net change
Class A	45,938	$488,163	48,603	$445,226
Class C	5,389	54,241	9,499	89,453
Class I	9,744	101,331	36,338	342,743
Class R1	—	—	748	7,000
Class R2	6	71	749	7,022
Class R3	20	211	760	7,129
Class R4	33	347	664	6,233
Class R6	1,041	11,159	814	7,343
	62,171	$655,523	98,175	$912,149
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2024, the fund’s commitment fee and interest expense were $23 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$150,640	$1,172,446	$1,130,566	$(9)	$18	$192,529

17

MFS Intrinsic Value Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,954	$—
18

MFS Intrinsic Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Intrinsic Value Fund and the Board of Trustees of MFS Series Trust VII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Intrinsic Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from February 8, 2022 (commencement of operations) through July 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from February 8, 2022 (commencement of operations) through July 31, 2022, in conformity with U.S generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 13, 2024
19

MFS Intrinsic Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 100.00% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Intrinsic Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS Intrinsic Value Fund
Board Review of Investment Advisory Agreement
MFS Intrinsic Value Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge, as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2023.  The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on February 8, 2022, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
22

MFS Intrinsic Value Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees also considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $5 billion, and $10 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
23

MFS Equity Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Equity Income Fund
Portfolio of Investments − 7/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 2.4%
General Dynamics Corp.	38,394	$ 11,468,672
Honeywell International, Inc.	11,534	2,361,586
		$13,830,258
Apparel Manufacturers – 0.4%
PVH Corp.	22,459	$ 2,290,593
Biotechnology – 0.6%
Gilead Sciences, Inc.	48,882	$ 3,717,965
Broadcasting – 1.3%
Omnicom Group, Inc.	76,044	$ 7,455,354
Brokerage & Asset Managers – 2.1%
Citigroup, Inc.	130,842	$ 8,489,029
TPG, Inc.	69,836	3,560,938
		$12,049,967
Business Services – 0.6%
Insperity, Inc.	33,852	$ 3,477,277
Cable TV – 1.2%
Comcast Corp., “A”	173,922	$ 7,177,761
Computer Software – 4.9%
Microsoft Corp.	61,520	$ 25,736,892
Salesforce, Inc.	10,245	2,651,406
		$28,388,298
Computer Software - Systems – 4.2%
Apple, Inc.	86,978	$ 19,316,074
Hitachi Ltd.	202,800	4,654,260
		$23,970,334
Construction – 2.6%
Compagnie de Saint-Gobain S.A.	44,731	$ 3,845,700
Masco Corp.	144,385	11,240,372
		$15,086,072
Consumer Products – 3.0%
Colgate-Palmolive Co.	33,413	$ 3,314,236
Kenvue, Inc.	121,870	2,253,376
Kimberly-Clark Corp.	69,554	9,393,268
Newell Brands, Inc.	291,526	2,504,208
		$17,465,088
EQIFS-ANN

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 6.5%
Applied Materials, Inc.	48,905	$ 10,377,641
Lam Research Corp.	13,284	12,237,752
NXP Semiconductors N.V.	22,911	6,029,259
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,823	8,758,053
		$37,402,705
Energy - Independent – 3.8%
ConocoPhillips	35,406	$ 3,937,147
EOG Resources, Inc.	19,528	2,476,151
Phillips 66	64,984	9,453,872
Valero Energy Corp.	37,699	6,096,682
		$21,963,852
Energy - Integrated – 1.9%
Eni S.p.A.	316,202	$ 5,064,017
Suncor Energy, Inc.	79,299	3,167,021
TotalEnergies SE	39,690	2,683,797
		$10,914,835
Food & Beverages – 0.8%
PepsiCo, Inc.	25,352	$ 4,377,530
Gaming & Lodging – 0.3%
Ryman Hospitality Properties, Inc., REIT	15,767	$ 1,584,741
Health Maintenance Organizations – 2.4%
Cigna Group	40,283	$ 14,045,474
Insurance – 6.7%
American International Group, Inc.	52,539	$ 4,162,665
Ameriprise Financial, Inc.	24,779	10,656,705
Corebridge Financial, Inc.	341,047	10,077,939
Equitable Holdings, Inc.	124,953	5,449,200
Hartford Financial Services Group, Inc.	23,694	2,628,138
Manulife Financial Corp.	203,900	5,431,820
		$38,406,467
Internet – 2.5%
Alphabet, Inc., “A”	84,736	$ 14,535,613
Machinery & Tools – 1.0%
AGCO Corp.	27,291	$ 2,576,816
Finning International, Inc.	110,573	3,169,068
		$5,745,884
Major Banks – 8.1%
Bank of America Corp.	88,836	$ 3,580,979
Goldman Sachs Group, Inc.	5,455	2,776,759
JPMorgan Chase & Co.	95,410	20,303,248
Morgan Stanley	29,146	3,008,159
UBS Group AG	109,817	3,335,484

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	228,079	$ 13,534,208
		$46,538,837
Medical & Health Technology & Services – 2.2%
McKesson Corp.	20,151	$ 12,433,570
Medical Equipment – 1.4%
Medtronic PLC	98,596	$ 7,919,231
Metals & Mining – 2.3%
Glencore PLC	517,965	$ 2,861,910
Mitsui & Co. Ltd.	84,600	1,973,435
Rio Tinto PLC	130,250	8,415,681
		$13,251,026
Natural Gas - Distribution – 0.7%
UGI Corp.	170,984	$ 4,236,984
Network & Telecom – 1.2%
Qualcomm, Inc.	38,178	$ 6,908,309
Other Banks & Diversified Financials – 5.5%
American Express Co.	38,301	$ 9,691,685
M&T Bank Corp.	32,734	5,635,813
Northern Trust Corp.	63,326	5,613,850
Popular, Inc.	48,073	4,933,732
Visa, Inc., “A”	21,121	5,611,216
		$31,486,296
Pharmaceuticals – 8.6%
AbbVie, Inc.	75,267	$ 13,948,480
Johnson & Johnson	50,078	7,904,812
Organon & Co.	470,336	10,281,545
Pfizer, Inc.	450,613	13,761,721
Sanofi	37,567	3,875,821
		$49,772,379
Railroad & Shipping – 1.9%
CSX Corp.	237,905	$ 8,350,466
Union Pacific Corp.	10,476	2,584,743
		$10,935,209
Real Estate – 1.2%
Essential Properties Realty Trust, REIT	144,064	$ 4,262,854
W.P. Carey, Inc., REIT	48,297	2,792,049
		$7,054,903
Real Estate - Office – 1.1%
Highwoods Properties, Inc., REIT	211,861	$ 6,561,335
Real Estate - Storage – 1.2%
Prologis, Inc., REIT	56,386	$ 7,107,455

MFS Equity Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.7%
Sodexo	44,556	$ 4,221,725
Specialty Stores – 6.2%
Amazon.com, Inc. (a)	49,807	$ 9,312,913
Gap, Inc.	68,713	1,613,381
Home Depot, Inc.	36,449	13,419,064
Target Corp.	76,321	11,479,442
		$35,824,800
Telecommunications - Wireless – 0.8%
American Tower Corp., REIT	21,751	$ 4,793,920
Tobacco – 1.2%
Altria Group, Inc.	80,579	$ 3,949,177
British American Tobacco PLC	81,718	2,883,694
		$6,832,871
Trucking – 1.1%
United Parcel Service, Inc., “B”	48,344	$ 6,302,607
Utilities - Electric Power – 2.6%
Duke Energy Corp.	39,977	$ 4,368,287
Edison International	72,226	5,778,802
Iberdrola S.A.	349,787	4,610,824
		$14,757,913
Total Common Stocks (Identified Cost, $421,436,299)		$560,825,438
Preferred Stocks – 0.9%
Computer Software - Systems – 0.6%
Samsung Electronics Co. Ltd.	77,699	$ 3,632,436
Metals & Mining – 0.3%
Gerdau S.A.	568,316	$ 1,834,720
Total Preferred Stocks (Identified Cost, $5,573,442)		$5,467,156
Convertible Bonds – 0.3%
Utilities - Electric Power – 0.3%
Pacific Gas & Electric Co., 4.25%, 12/01/2027 (n) (Identified Cost, $1,678,000)	$1,678,000	$ 1,730,857
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $7,700,070)	7,699,776	$ 7,700,546
Other Assets, Less Liabilities – 0.3%		1,551,517
Net Assets – 100.0%		$577,275,514

MFS Equity Income Fund
Portfolio of Investments – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,700,546 and $568,023,451, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,730,857, representing 0.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $428,687,741)	$568,023,451
Investments in affiliated issuers, at value (identified cost, $7,700,070)	7,700,546
Foreign currency, at value (identified cost, $84,111)	84,111
Receivables for
Fund shares sold	1,325,549
Interest and dividends	700,685
Receivable from investment adviser	100,299
Other assets	570
Total assets	$577,935,211
Liabilities
Payables for
Investments purchased	$84,106
Fund shares reacquired	370,169
Payable to affiliates
Administrative services fee	503
Shareholder servicing costs	92,540
Distribution and service fees	5,894
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	106,473
Total liabilities	$659,697
Net assets	$577,275,514
Net assets consist of
Paid-in capital	$418,734,170
Total distributable earnings (loss)	158,541,344
Net assets	$577,275,514
Shares of beneficial interest outstanding	25,958,752
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$356,473,266	16,052,709	$22.21
Class B	2,639,904	118,712	22.24
Class C	14,765,717	664,271	22.23
Class I	121,634,542	5,473,107	22.22
Class R1	1,250,041	56,127	22.27
Class R2	484,836	21,769	22.27
Class R3	2,662,252	119,635	22.25
Class R4	3,032,323	136,422	22.23
Class R6	74,332,633	3,316,000	22.42
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.56 [100 / 94.25 x $22.21]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/24 Net investment income (loss)
Income
Dividends	$12,898,079
Dividends from affiliated issuers	369,386
Interest	47,250
Income on securities loaned	26,126
Other	18,547
Foreign taxes withheld	(308,642)
Total investment income	$13,050,746
Expenses
Management fee	$2,368,596
Distribution and service fees	952,186
Shareholder servicing costs	377,405
Administrative services fee	77,802
Independent Trustees' compensation	10,341
Custodian fee	43,902
Shareholder communications	34,960
Audit and tax fees	63,605
Legal fees	2,458
Registration fees	259,383
Miscellaneous	38,496
Total expenses	$4,229,134
Reduction of expenses by investment adviser and distributor	(357,377)
Net expenses	$3,871,757
Net investment income (loss)	$9,178,989
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$18,924,340
Affiliated issuers	1,418
Foreign currency	(9,772)
Net realized gain (loss)	$18,915,986
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$57,447,591
Affiliated issuers	503
Translation of assets and liabilities in foreign currencies	(10,601)
Net unrealized gain (loss)	$57,437,493
Net realized and unrealized gain (loss)	$76,353,479
Change in net assets from operations	$85,532,468
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/24	7/31/23
Change in net assets
From operations
Net investment income (loss)	$9,178,989	$8,031,297
Net realized gain (loss)	18,915,986	10,508,356
Net unrealized gain (loss)	57,437,493	25,152,581
Change in net assets from operations	$85,532,468	$43,692,234
Total distributions to shareholders	$(18,808,155)	$(20,923,760)
Change in net assets from fund share transactions	$92,434,451	$47,323,989
Total change in net assets	$159,158,764	$70,092,463
Net assets
At beginning of period	418,116,750	348,024,287
At end of period	$577,275,514	$418,116,750
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.54	$18.56	$20.45	$15.29	$15.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.39	$0.34	$0.33	$0.31
Net realized and unrealized gain (loss)	3.08	1.67	(0.60)	5.42	(0.06)
Total from investment operations	$3.46	$2.06	$(0.26)	$5.75	$0.25
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.33)	$(0.31)	$(0.30)	$(0.32)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.79)	$(1.08)	$(1.63)	$(0.59)	$(0.36)
Net asset value, end of period (x)	$22.21	$19.54	$18.56	$20.45	$15.29
Total return (%) (r)(s)(t)(x)	18.28	11.69	(1.60)	38.34	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.96	0.97	0.99	1.02
Expenses after expense reductions	0.87	0.88	0.88	0.88	0.89
Net investment income (loss)	1.89	2.13	1.72	1.81	2.05
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$356,473	$283,793	$233,755	$200,391	$139,563
Class B	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.56	$18.57	$20.45	$15.29	$15.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.25	$0.19	$0.19	$0.20
Net realized and unrealized gain (loss)	3.08	1.67	(0.59)	5.42	(0.06)
Total from investment operations	$3.31	$1.92	$(0.40)	$5.61	$0.14
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.16)	$(0.16)	$(0.20)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.63)	$(0.93)	$(1.48)	$(0.45)	$(0.24)
Net asset value, end of period (x)	$22.24	$19.56	$18.57	$20.45	$15.29
Total return (%) (r)(s)(t)(x)	17.37	10.87	(2.32)	37.26	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69	1.71	1.72	1.74	1.77
Expenses after expense reductions	1.62	1.63	1.63	1.63	1.64
Net investment income (loss)	1.16	1.38	0.97	1.07	1.32
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$2,640	$3,326	$3,307	$3,911	$3,534

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class C	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.56	$18.56	$20.45	$15.29	$15.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.25	$0.19	$0.19	$0.20
Net realized and unrealized gain (loss)	3.08	1.68	(0.60)	5.42	(0.06)
Total from investment operations	$3.31	$1.93	$(0.41)	$5.61	$0.14
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.18)	$(0.16)	$(0.16)	$(0.20)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.64)	$(0.93)	$(1.48)	$(0.45)	$(0.24)
Net asset value, end of period (x)	$22.23	$19.56	$18.56	$20.45	$15.29
Total return (%) (r)(s)(t)(x)	17.36	10.92	(2.37)	37.27	0.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70	1.71	1.71	1.74	1.77
Expenses after expense reductions	1.62	1.63	1.63	1.63	1.64
Net investment income (loss)	1.14	1.39	0.97	1.07	1.31
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$14,766	$14,066	$14,440	$16,922	$15,705
Class I	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.56	$18.57	$20.46	$15.30	$15.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.42	$0.44	$0.39	$0.37	$0.35
Net realized and unrealized gain (loss)	3.08	1.67	(0.60)	5.43	(0.06)
Total from investment operations	$3.50	$2.11	$(0.21)	$5.80	$0.29
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.37)	$(0.36)	$(0.35)	$(0.36)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.84)	$(1.12)	$(1.68)	$(0.64)	$(0.40)
Net asset value, end of period (x)	$22.22	$19.56	$18.57	$20.46	$15.30
Total return (%) (r)(s)(t)(x)	18.50	12.02	(1.36)	38.66	1.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70	0.71	0.72	0.73	0.77
Expenses after expense reductions	0.62	0.63	0.63	0.63	0.64
Net investment income (loss)	2.10	2.40	1.97	2.05	2.31
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$121,635	$59,721	$52,365	$40,722	$21,344

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R1	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.60	$18.62	$20.54	$15.36	$15.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.25	$0.18	$0.19	$0.19
Net realized and unrealized gain (loss)	3.08	1.68	(0.58)	5.45	(0.05)
Total from investment operations	$3.31	$1.93	$(0.40)	$5.64	$0.14
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.20)	$(0.20)	$(0.17)	$(0.21)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.64)	$(0.95)	$(1.52)	$(0.46)	$(0.25)
Net asset value, end of period (x)	$22.27	$19.60	$18.62	$20.54	$15.36
Total return (%) (r)(s)(t)(x)	17.35	10.85	(2.32)	37.27	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.70	1.71	1.73	1.73	1.77
Expenses after expense reductions	1.62	1.63	1.63	1.63	1.64
Net investment income (loss)	1.14	1.37	0.93	1.06	1.28
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$1,250	$1,023	$740	$177	$121
Class R2	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.62	$18.62	$20.51	$15.34	$15.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.35	$0.29	$0.28	$0.28
Net realized and unrealized gain (loss)	3.09	1.68	(0.60)	5.43	(0.06)
Total from investment operations	$3.41	$2.03	$(0.31)	$5.71	$0.22
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.28)	$(0.26)	$(0.25)	$(0.28)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.76)	$(1.03)	$(1.58)	$(0.54)	$(0.32)
Net asset value, end of period (x)	$22.27	$19.62	$18.62	$20.51	$15.34
Total return (%) (r)(s)(t)(x)	17.90	11.49	(1.89)	37.92	1.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20	1.21	1.21	1.24	1.27
Expenses after expense reductions	1.12	1.13	1.13	1.13	1.14
Net investment income (loss)	1.58	1.89	1.45	1.57	1.80
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$485	$189	$128	$242	$210

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R3	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.58	$18.59	$20.48	$15.32	$15.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.38	$0.33	$0.33	$0.31
Net realized and unrealized gain (loss)	3.08	1.68	(0.59)	5.43	(0.06)
Total from investment operations	$3.46	$2.06	$(0.26)	$5.76	$0.25
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.32)	$(0.31)	$(0.31)	$(0.32)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.79)	$(1.07)	$(1.63)	$(0.60)	$(0.36)
Net asset value, end of period (x)	$22.25	$19.58	$18.59	$20.48	$15.32
Total return (%) (r)(s)(t)(x)	18.23	11.72	(1.61)	38.29	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95	0.96	0.97	0.97	1.02
Expenses after expense reductions	0.87	0.88	0.88	0.87	0.89
Net investment income (loss)	1.89	2.05	1.73	1.74	2.05
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$2,662	$2,435	$1,918	$806	$201
Class R4	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.56	$18.57	$20.47	$15.31	$15.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.43	$0.30	$0.39	$0.35
Net realized and unrealized gain (loss)	3.08	1.68	(0.52)	5.41	(0.06)
Total from investment operations	$3.51	$2.11	$(0.22)	$5.80	$0.29
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.37)	$(0.36)	$(0.35)	$(0.36)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.84)	$(1.12)	$(1.68)	$(0.64)	$(0.40)
Net asset value, end of period (x)	$22.23	$19.56	$18.57	$20.47	$15.31
Total return (%) (r)(s)(t)(x)	18.55	12.02	(1.40)	38.64	1.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70	0.71	0.73	0.72	0.77
Expenses after expense reductions	0.62	0.63	0.64	0.63	0.64
Net investment income (loss)	2.14	2.37	1.61	2.09	2.29
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$3,032	$2,510	$2,187	$424	$101

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R6	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$19.72	$18.72	$20.61	$15.41	$15.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.45	$0.41	$0.39	$0.36
Net realized and unrealized gain (loss)	3.11	1.68	(0.60)	5.46	(0.06)
Total from investment operations	$3.56	$2.13	$(0.19)	$5.85	$0.30
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.38)	$(0.38)	$(0.36)	$(0.37)
From net realized gain	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(0.86)	$(1.13)	$(1.70)	$(0.65)	$(0.41)
Net asset value, end of period (x)	$22.42	$19.72	$18.72	$20.61	$15.41
Total return (%) (r)(s)(t)(x)	18.63	12.07	(1.28)	38.76	2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63	0.63	0.64	0.65	0.68
Expenses after expense reductions	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	2.20	2.46	2.05	2.14	2.39
Portfolio turnover rate	45	42	42	43	42
Net assets at end of period (000 omitted)	$74,333	$51,053	$39,184	$33,049	$24,451
(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Equity Income Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign

MFS Equity Income Fund
Notes to Financial Statements  - continued
markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$491,873,128	$—	$—	$491,873,128
France	14,627,043	—	—	14,627,043
United Kingdom	14,161,285	—	—	14,161,285
Canada	11,767,909	—	—	11,767,909
Taiwan	8,758,053	—	—	8,758,053
Japan	—	6,627,695	—	6,627,695
Italy	5,064,017	—	—	5,064,017
Spain	4,610,824	—	—	4,610,824
South Korea	—	3,632,436	—	3,632,436
Other Countries	5,170,204	—	—	5,170,204
U.S. Corporate Bonds	—	1,730,857	—	1,730,857
Mutual Funds	7,700,546	—	—	7,700,546
Total	$563,733,009	$11,990,988	$—	$575,723,997
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default.  In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent.  On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is

MFS Equity Income Fund
Notes to Financial Statements  - continued
allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/24	Year ended 7/31/23
Ordinary income (including any short-term capital gains)	$8,845,154	$6,618,802
Long-term capital gains	9,963,001	14,304,958
Total distributions	$18,808,155	$20,923,760
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/24
Cost of investments	$437,759,495
Gross appreciation	144,221,776
Gross depreciation	(6,257,274)
Net unrealized appreciation (depreciation)	$137,964,502
Undistributed ordinary income	7,306,112
Undistributed long-term capital gain	13,267,187
Other temporary differences	3,543
Total distributable earnings (loss)	$158,541,344

MFS Equity Income Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/24	Year ended 7/31/23
Class A	$11,983,995	$14,275,859
Class B	93,286	168,638
Class C	436,227	687,507
Class I	3,627,934	3,032,760
Class R1	34,380	48,636
Class R2	16,139	7,445
Class R3	98,582	127,077
Class R4	111,520	132,550
Class R6	2,406,092	2,443,288
Total	$18,808,155	$20,923,760
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 Billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2025. For the year ended July 31, 2024, this management fee reduction amounted to $61,307, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2024 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2025. For the year ended July 31, 2024, this reduction amounted to $296,036, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $88,097 for the year ended July 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

MFS Equity Income Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 766,613
Class B	0.75%	0.25%	1.00%	1.00%	28,936
Class C	0.75%	0.25%	1.00%	1.00%	137,547
Class R1	0.75%	0.25%	1.00%	1.00%	10,871
Class R2	0.25%	0.25%	0.50%	0.50%	2,002
Class R3	—	0.25%	0.25%	0.25%	6,217
Total Distribution and Service Fees					$952,186
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended July 31, 2024, this rebate amounted to $34 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2024, were as follows:
Amount
Class A	$1,877
Class B	1,026
Class C	355
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2024, the fee was $44,369, which equated to 0.0094% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $333,036.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2024 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 4,280 shares of Class R3 and 4,338 shares of Class R4 for an aggregate amount of $159,777.

MFS Equity Income Fund
Notes to Financial Statements  - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended July 31, 2024, this reimbursement amounted to $18,542, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the year ended July 31, 2024, purchases and sales of investments, other than short-term obligations, aggregated $287,465,856 and $209,729,151, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,101,771	$62,287,266	3,001,125	$54,703,352
Class B	4,780	93,468	27,425	485,794
Class C	218,490	4,369,980	182,814	3,323,811
Class I	3,883,402	77,548,932	2,450,291	44,483,503
Class R1	3,330	67,559	15,755	281,633
Class R2	14,447	277,639	2,821	51,470
Class R3	11,997	240,902	61,273	1,104,943
Class R4	11,023	218,888	13,639	250,241
Class R6	1,433,421	29,565,902	906,549	16,614,297
	8,682,661	$174,670,536	6,661,692	$121,299,044
Shares issued to shareholders in reinvestment of distributions
Class A	603,562	$11,974,773	800,823	$14,265,528
Class B	4,706	92,935	9,449	168,638
Class C	22,036	436,190	38,514	687,292
Class I	179,816	3,580,512	167,972	2,991,937
Class R1	1,731	34,380	2,719	48,636
Class R2	813	16,139	416	7,445
Class R3	4,966	98,582	7,117	127,077
Class R4	5,616	111,520	7,437	132,550
Class R6	116,369	2,330,934	130,687	2,348,242
	939,615	$18,675,965	1,165,134	$20,777,345
Shares reacquired
Class A	(2,173,108)	$(43,594,065)	(1,877,071)	$(34,169,155)
Class B	(60,817)	(1,214,858)	(44,914)	(821,739)
Class C	(295,514)	(5,890,207)	(280,051)	(5,117,545)
Class I	(1,643,519)	(33,094,700)	(2,384,594)	(43,522,547)
Class R1	(1,103)	(22,467)	(6,057)	(111,767)
Class R2	(3,145)	(61,813)	(481)	(8,895)
Class R3	(21,685)	(444,245)	(47,164)	(835,261)
Class R4	(8,536)	(171,794)	(10,482)	(190,051)
Class R6	(822,745)	(16,417,901)	(541,996)	(9,975,440)
	(5,030,172)	$(100,912,050)	(5,192,810)	$(94,752,400)

MFS Equity Income Fund
Notes to Financial Statements  - continued
	Year ended 7/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	1,532,225	$30,667,974	1,924,877	$34,799,725
Class B	(51,331)	(1,028,455)	(8,040)	(167,307)
Class C	(54,988)	(1,084,037)	(58,723)	(1,106,442)
Class I	2,419,699	48,034,744	233,669	3,952,893
Class R1	3,958	79,472	12,417	218,502
Class R2	12,115	231,965	2,756	50,020
Class R3	(4,722)	(104,761)	21,226	396,759
Class R4	8,103	158,614	10,594	192,740
Class R6	727,045	15,478,935	495,240	8,987,099
	4,592,104	$92,434,451	2,634,016	$47,323,989
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2024, the fund’s commitment fee and interest expense were $2,433 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,440,607	$102,622,262	$98,364,244	$1,418	$503	$7,700,546
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$369,386	$—

MFS Equity Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Equity Income Fund and the Board of Trustees of MFS Series Trust VII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Equity Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust VII (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust VII) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 13, 2024

MFS Equity Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $11,914,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 96.69% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Equity Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement
MFS Equity Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Equity Income Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 13, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 13, 2024

*  Print name and title of each signing officer under his or her signature.